Investments (Details) - NGSP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Master trust percentage	99.00%	99.00%
Investment, fair value	$ 43,943,483	$ 39,066,279
Total assets	44,357,244	39,473,777
Net assets available for benefits	44,355,185	39,471,854
Net appreciation in value of investments	515,172
Interest	30,138
Dividends	104,944
Investment manager fees	(3,500)
Total investment income	6,602,923
Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	36,953,901	33,060,233
Investment, contract value	3,052,155	3,161,481
Dividends, interest, taxes and other receivables	213	284
Total assets	40,006,269	36,221,998
Due to broker for securities purchased and other payables	4,516	2,796
Collateral held under securities lending agreements	200,064	693,505
Total liabilities	204,580	696,301
Net assets available for benefits	39,801,689	35,525,697
Net appreciation in value of investments	5,867,005
Interest	95,113
Dividends	65,793
Other income	2,255
Investment manager fees	(3,597)
Total investment income	6,026,569
Master Trust Balances | Cash equivalents and short-term investment fund
EBP, Master Trust [Line Items]
Investment, fair value	78,177	93,059
Master Trust Balances | U.S. equities
EBP, Master Trust [Line Items]
Investment, fair value	4,048,009	3,594,037
Master Trust Balances | Common/collective trust funds
EBP, Master Trust [Line Items]
Investment, fair value	32,627,651	28,679,632
Master Trust Balances | Collateral held under securities lending agreements
EBP, Master Trust [Line Items]
Investment, fair value	200,064	693,505
Master Trust Balances | Synthetic guaranteed investment contracts
EBP, Master Trust [Line Items]
Investment, contract value	3,052,155	3,161,481
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	36,499,000	32,615,755
Investment, contract value	3,005,171	3,112,812
Dividends, interest, taxes and other receivables	210	281
Total assets	39,504,381	35,728,848
Due to broker for securities purchased and other payables	4,449	2,746
Collateral held under securities lending agreements	197,935	685,586
Total liabilities	202,384	688,332
Net assets available for benefits	39,301,997	35,040,516
Plan's Interest in Master Trust Balances | Cash equivalents and short-term investment fund
EBP, Master Trust [Line Items]
Investment, fair value	77,001	91,680
Plan's Interest in Master Trust Balances | U.S. equities
EBP, Master Trust [Line Items]
Investment, fair value	4,030,621	3,576,126
Plan's Interest in Master Trust Balances | Common/collective trust funds
EBP, Master Trust [Line Items]
Investment, fair value	32,193,443	28,262,363
Plan's Interest in Master Trust Balances | Collateral held under securities lending agreements
EBP, Master Trust [Line Items]
Investment, fair value	197,935	685,586
Plan's Interest in Master Trust Balances | Synthetic guaranteed investment contracts
EBP, Master Trust [Line Items]
Investment, contract value	$ 3,005,171	$ 3,112,812